Disclosure of Warrants Outstanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding and Exercisable | shares	1,960,000
Weighted average exercise price | $ / shares	$ 0.25
Weighted average remaining contractual life (in years)	5 months 12 days
Exercise Price 0.25 [Member]
IfrsStatementLineItems [Line Items]
Exercise price of Warrants Outstanding and Exercisable | $ / shares	$ 0.25
Number of Warrants Outstanding and Exercisable | shares	10,000
Exercise Price 0.25 One [Member]
IfrsStatementLineItems [Line Items]
Exercise price of Warrants Outstanding and Exercisable | $ / shares	$ 0.25
Number of Warrants Outstanding and Exercisable | shares	1,950,000